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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21665
                                    --------

                     Hatteras Multi-Strategy TEI Fund, L.P.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324
                                 --------------

                        Date of fiscal year end: March 31
                                    --------

                   Date of reporting period: December 31, 2006
                                 --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

HATTERAS MULTI-STRATEGY TEI FUND, L.P. (1)

INVESTMENT IN HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC, AT VALUE - 100.00%  (COST $105,817,968)            $     113,578,191
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                            4,847
                                                                                                             -----------------
NET ASSETS - 100.00%                                                                                               113,583,038
                                                                                                             =================

HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC  (2)

INVESTMENT IN HATTERAS MASTER FUND, L.P., AT VALUE - 100.12%  (COST $105,812,792)                            $     113,712,692
OTHER LIABILITIES IN EXCESS OF ASSETS - (0.12%)                                                                       (134,501)
                                                                                                             -----------------
NET ASSETS - 100.00%                                                                                               113,578,191
                                                                                                             =================

(1) INVESTS THE MAJORITY OF ITS ASSETS IN HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC.
    THE SCHEDULE OF INVESTMENTS IS INCLUDED ABOVE.

(2) INVESTS THE MAJORITY OF ITS ASSETS IN HATTERAS MASTER FUND, L.P.
    THE SCHEDULE OF INVESTMENTS OF HATTERAS MASTER FUND, L.P. IS INCLUDED BELOW.

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                                            COST                FAIR VALUE
                                                                                        -------------          ------------
INVESTMENTS IN UNDERLYING FUNDS (97.41%)

      ABSOLUTE RETURN (19.10%)

             D.E. Shaw Composite Fund, LLC  a, b                                        $  10,000,000          $ 11,296,001
             Stark Investments, L.P. a, b                                                   8,000,000             8,506,076
             Deephaven Event Fund, LLC a, b                                                 7,000,000             8,083,441
             OZ Asia Domestic Partners, L.P. a, b                                           7,000,000             7,701,653
             Citadel Wellington, LLC a,b                                                    5,785,759             7,363,687
             Montrica Global Oppurtunities Fund, L.P. a, b                                  7,000,000             7,172,972
             Black River Global Multi-Strategy Leveraged Fund, LLC a, b                     6,000,000             6,576,755
             Courage Special Situations Fund, L.P. a,b                                      4,827,675             5,677,338
             Waterstone Market Neutral Fund, L.P. a, b                                      5,000,000             5,019,403
             Smith Breeden Mortgage Partners, L.P. a, b                                     4,413,258             4,975,574
                                                                                                               ------------
                                                                                                                 72,372,900
                                                                                                               ------------

ENERGY AND NATURAL RESOURCES (12.79%)

       Black River Commodity Multi-Strategy Fund, LLC a, b                            7,000,000             7,495,815
       Southport Energy Plus Partners, L.P. a, b                                      5,083,819             7,393,741
       Treaty Oak Partners, L.P. a, b                                                 6,000,000             6,789,083
       Centennial Energy Partners, L.P. a, b                                          6,000,000             5,630,031
       Touradji Deeprock Partners, L.P. a, b                                          4,000,000             4,127,284
       All-Cap Energy Hedge Fund, LLC a, b                                            4,234,684             4,046,108
       Ospraie Special Opportunities, L.P. a, b                                       3,750,000             3,861,050
       Cambridge Energy, L.P. a, b                                                    2,566,534             3,762,097
       EnerVest Energy Institutional Fund X-A, L.P. a, b                              2,568,183             2,856,398
       Natural Gas Partners VIII, L.P. a, b                                             988,310             1,390,851
       ArcLight Energy Partners Fund III, L.P. a, b                                     575,184               541,264
       Merit Energy Partners F-II, L.P. a, b                                            375,696               380,522
       NGP Energy Technology Partners, L.P.  a, b                                       237,000               188,469
                                                                                                           ----------
                                                                                                           48,462,713
                                                                                                           ----------
ENHANCED FIXED INCOME (18.11%)

       BDCM Partners I, L.P. a,b                                                     11,500,000            13,287,471
       Contrarian Capital Fund I, L.P. a,b                                            8,880,064            11,282,392
       ARX Global High Yield Securities Fund I, L.P. a,b                              7,000,000             7,832,318
       Drawbridge Special Opportunities Fund, L.P. a,b                                7,000,000             7,449,073
       D.B. Zwirn Special Opportunities Fund, L.P. a,b                                6,500,000             7,427,270
       Ore Hill Fund, L.P. a,b                                                        5,221,928             6,389,527
       Greylock Global Opportunity Fund, L.P. a,b                                     4,922,405             5,414,616
       Lazard Emerging Income, L.P. a,b                                               3,000,000             3,380,416
       Melody Fund, L.P. a,b                                                          3,000,000             3,246,779
       Blackrock International Bond Fund a                                            2,900,000             2,916,391
                                                                                                           ----------
                                                                                                           68,626,253
                                                                                                           ----------

OPPORTUNISTIC EQUITY (32.64%)

       Healthcor, L.P.  a, b                                                         11,000,000            12,832,706
       Visium Long Bias Fund, L.P. a, b                                              10,964,983            11,227,246
       Liberty Square Strategic Partners IV (Asia), L.P.  a, b                        9,000,000             9,634,933
       Ellerston Global Equity Managers Fund (U.S.), L.P. a, b                        7,000,000             7,956,117
       Artis Technology Qualified 2X, L.P. a, b                                       7,000,000             7,935,060
       SR Global Fund, L.P. (Class G) Emerging a, b                                   4,281,970             7,118,840
       GMO Mean Reversion Fund A a, b                                                 5,770,065             6,549,737
       Gradient Europe Fund, L.P. a, b                                                3,500,000             6,467,928
       Sansar Capital, L.P. a, b                                                      5,000,000             5,931,840
       D.E. Shaw Oculus Fund LLC a, b                                                 5,000,000             5,738,081

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
       SR Global Fund, L.P. (Class C) International   a, b                            3,457,674             5,704,559
       Standard Pacific Japan Fund, L.P. a, b                                         5,500,000             5,485,879
       CRM Windridge Partners, L.P.  a, b                                             4,522,017             5,287,415
       SCP Domestic Fund, L.P. a, b                                                   4,002,947             5,005,965
       SR Global Fund, L.P. (Class H) Japan a, b                                      3,665,240             4,348,384
       Asian Century Quest Fund (QP) L.P. a, b                                        3,000,000             3,216,239
       The Raptor Global Fund, L.P. a, b                                              2,500,000             3,078,095
       The Platinum Fund Ltd. a, b                                                    2,535,461             3,071,495
       CCM Small Cap Value Qualified Fund, L.P. a, b                                  2,500,000             2,598,799
       Witches Rock Fund, L.P. a, b                                                   2,003,000             2,400,312
       Algebris Global Financials Fund, L.P. a, b                                     2,000,000             2,073,800
                                                                                                          -----------
                                                                                                          123,663,430
                                                                                                          -----------

PRIVATE EQUITY COMPOSITE (9.34%)

       Crosslink Crossover Fund IV, L.P. a, b                                         6,883,399             8,099,430
       Integral Capital Partners VII, L.P. a, b                                       6,000,000             6,493,711
       Pipe Equity Partners, LLC a, b                                                 3,824,693             4,516,355
       OCM European Principal Opportunties Fund, L.P. a, b                            3,080,307             3,171,473
       OCM Mezzanine Fund II, L.P. a, b                                               2,300,000             2,390,035
       Encore Consumer Capital Fund, L.P. a, b                                        1,253,544             1,231,262
       Brazos Equity Fund II, L.P. a, b                                               1,244,258             1,109,793
       Private Equity Investment Fund IV, L.P. a, b                                   1,109,391             1,084,858
       Strategic Value Global Opportunities Fund I-A, L.P. a, b                       1,000,000             1,000,000
       Actis Umbrella Fund, L.P. a, b                                                 1,008,914               984,266
       Hancock Park Capital III, L.P. a, b                                              900,000               861,929
       BDCM Opportunity Fund II, L.P. a, b                                              727,911               700,805
       Roundtable Healthcare Partners II, L.P. a, b                                     755,563               665,906
       Sterling Capital Partners II, L.P. a, b                                          715,549               647,180
       VCFA Private Equity Partners IV, L.P. a, b                                       532,558               578,866
       Great Point Partners I, L.P. a, b                                                450,000               392,179
       Halifax Fund II, L.P. a, b                                                       475,269               348,191
       Sanderling Venture Partners VI, L.P. a, b                                        350,000               289,573
       Claremont Creek Ventures, L.P. a, b                                              280,000               220,780
       Carlyle Japan International Partners II, L.P. a, b                               218,049               208,627
       Sanderling Venture Partners VI Co-Investment Fund, L.P. a, b                     250,000               202,831
       VCFA Venture Partners V, L.P. a, b                                               160,000               160,000
       CJIP II Co-Invest, L.P. a,b                                                       48,764                48,764
                                                                                                          -----------
                                                                                                           35,406,814
                                                                                                          -----------

REAL ESTATE COMPOSITE (5.43%)

       Wells Street Partners, LLC a, b                                                2,686,675             4,186,807
       ING Clarion Global, L.P. a, b                                                  3,000,000             3,455,063

REAL ESTATE COMPOSITE (5.43%)
       Wells Street Partners, LLC a, b                                                2,686,675             4,186,807
       ING Clarion Global, L.P. a, b                                                  3,000,000             3,455,063
       ING Clarion U.S., L.P. a, b                                                    2,356,915             3,397,755
       ColonyEdge, L.P.a, b                                                           2,000,000             2,152,163
       Colony Investors VII, L.P. a, b                                                1,892,681             2,087,966
       Oak Hill REIT Plus Fund, L.P. a, b                                             2,000,000             1,900,787
       Security Capital Preferred Growth, Inc. b                                      1,714,042             1,626,971
       Transwestern Mezzanine Realty Partner II, LLC b                                1,080,461             1,124,525
       ORBIS Real Estate Fund I a, b                                                    707,967               641,258
       Benson Elliot Real Estate Partners II, L.P. a, b                                  85,338                   648
       Rockwood Capital Real Estate Partners Fund VII, L.P. a, b                         62,893                     -
                                                                                                         ------------
                                                                                                           20,573,943
                                                                                                         ------------

TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $323,688,997)                                                 369,106,053

OTHER ASSETS IN EXCESS OF LIABILITIES (2.59%)                                                               9,820,375
                                                                                                         ------------

PARTNERS' CAPITAL - 100.00%                                                                              $378,926,428
                                                                                                         ============

a - Non-income producing securities

b - Securities are issued in private placement transactions and as such are restricted as to resale.

Total cost and value of restricted securities as of December 31, 2006 was $320,788,997 and $366,189,662 respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy TEI Fund, L.P.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ David B. Perkins
                          ------------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Perkins
                          ------------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date March 1, 2007

By (Signature and Title)* /s/ J. Michael Fields
                          ------------------------------------------------------
                          J. Michael Fields, Chief Financial Officer
                          (principal financial officer)

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.